Derivative Instruments (Schedule of derivative contracts on consolidated statements of operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivative Instruments, Gain (Loss) [Line Items]
Financial and other expenses, net	$ 0	$ (498)	$ (170)
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Operating Income (Loss)	Operating Income (Loss)	Operating Income (Loss)
Cost of revenues [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Financial and other expenses, net	$ (123)	$ (901)	$ (515)
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Cost of Revenue	Cost of Revenue	Cost of Revenue
Research and development, net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Financial and other expenses, net	$ (215)	$ (1,544)	$ (939)
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Expenses	Other Expenses	Other Expenses
Sales and marketing [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Financial and other expenses, net	$ (76)	$ (443)	$ (215)
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Selling and Marketing Expense	Selling and Marketing Expense	Selling and Marketing Expense
General and administrative [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Financial and other expenses, net	$ (106)	$ (721)	$ (386)
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	General and Administrative Expense	General and Administrative Expense	General and Administrative Expense